Reverse Recapitalization - Summary of Detailed Information About Excess Fair Value of Shares Issued Over Fair Value of Identifiable Net Assets Acquired (Parenthetical) (Detail) shares in Thousands	Dec. 14, 2022 shares
PCAC [Member]
Disclosure of Reverse Recapitalization [Line Items]
Number of shares issued under share based payments transactions	10,640